Summary of Significant Accounting Policies - Allowance for Doubtful Accounts and Credit Memo Reserves (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF THE YEAR	$ 62,009	$ 56,981	$ 42,856	$ 43,584
CREDIT MEMOS CHARGED TO REVENUE	12,352	47,931	55,118	51,846
ALLOWANCE FOR BAD DEBTS CHARGED TO EXPENSE	6,699	26,896	34,411	19,389
DEDUCTIONS AND OTHER	(19,893)	(69,799)	(75,404)	(71,963)
BALANCE AT END OF THE YEAR	$ 61,167	$ 62,009	$ 56,981	$ 42,856